Financial risk management and financial instruments - Derivatives Held for Trading (Details) R in Millions, $ in Millions	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ZAR (R)
Foreign exchange contracts and crude oil futures
Financial risk management and financial instruments
Fair value of assets		R 42		R 56
Fair value of liabilities		(136)		(393)
Foreign exchange contracts
Financial risk management and financial instruments
Fair value of assets		42		4
Fair value of liabilities		(45)		(393)
Contract/Notional amount | $	$ 226		$ 300
Crude oil futures
Financial risk management and financial instruments
Fair value of assets				52
Fair value of liabilities		(91)
Contract/Notional amount	$ 194	R 2,792	$ 123	R 1,602